Unitholders' Deficit	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Unitholders' Deficit
Note 8. Unitholders' Deficit

	December 31, 2023
	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	4,639,557	4,109,961
Class B-1 Preferred Units	2,600,000	342,608
Class A Units	10,975,000	10,875,000
Class C Units	1,585,125	1,570,125

	December 31, 2022
	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	3,608,545	2,226,144
Class B-1 Preferred Units	2,600,000	342,608
Class A Units	10,975,000	10,875,000
Class C Units	1,585,125	1,585,125
Voting
Class A Units, Class B Preferred Units and Class B-1 Preferred Units are entitled to one vote per unit on all matters concerning the Company excluding Class PCTA and Class I businesses. Class C Units are nonvoting.
The holders of units of any other class, by virtue of their ownership of units of a different class, are not entitled to vote on any matters required or permitted to be voted on by the unitholders of any other class.
Preferred Return
Class B Preferred and Class B-1 Preferred Unitholders are entitled to distributions at a rate of six percent per year per unit of unreturned capital of preferred units. Class B Preferred Unitholders have accumulated $2,555 and $884 in unreturned preferred returns as of December 31, 2023 and 2022, respectively. Class B-1 Preferred Unitholders have accumulated $210 and $8 in unreturned preferred returns as of December 31, 2023 and 2022, respectively.
Liquidation Preference
In case of liquidation, or other deemed distributions, distributions will be made first to holders of Class B Preferred Units and then to holders of Class B-1 Preferred Units such that the unreturned capital balance and unpaid return has been reduced to zero, then to all members of Class A Units, Class B Preferred Units, Class B-1 Preferred Units and Class C in proportion to their respective Company ownership amounts.
Allocations
Class A, Class B Preferred, Class B-1 Preferred and Class C shall participate in the Company’s business and all assets not held within Class PCTA or Class I.
Transactions
The Company continues to raise additional capital through its Class B Preferred Unit capital raise. The Company received $16,961 and $13,480 in new cash funds before issuance costs during the year ended December 31, 2023 and 2022, respectively, and issued 1,748,684 and 1,389,800 new Class B Preferred Units, respectively, at the issuance price of $9.6992 per unit. Additionally, the Company made distributions to unitholders of $241 related to tax advances in 2023 and none in 2022.
During 2023 and 2022, noteholders with principal amounts totaling $1,310 converted their Series 1 promissory notes into an aggregate of 135,133 Class B Preferred Units and noteholders with principal amounts totaling $1,602 converted their Series 1 promissory notes into an aggregate of 165,089 Class B Preferred Units, respectively, based on the Class B Preferred Unit issuance price of $9.6992 per unit.

	Class B Preferred Units	Class B-1 Preferred Units	Class A Units	Class C Units
Balance – January 1, 2022:	671,254	—	10,875,000	453,125
Unit issuance	1,554,890	342,608	—	1,132,000
Balance – December 31, 2022	2,226,144	342,608	10,875,000	1,585,125
Unit issuance	1,748,684	—	—	—
Units forfeited	—	—	—	(15,000)
Unit conversions	135,133	—	—	—
Balance – December 31, 2023	4,109,961	342,608	10,875,000	1,570,125
Note 8. Unitholders' Deficit

	June 30, 2024		December 31, 2023
	Units Authorized	Units Issued and Outstanding	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	6,722,562	5,259,591	4,639,557	4,109,961
Class B-1 Preferred Units	2,600,000	342,608	2,600,000	342,608
Class A Units	10,975,000	10,875,000	10,975,000	10,875,000
Class C Units	1,585,125	1,570,125	1,585,125	1,570,125
Preferred Return
Class B and B-1 Preferred Unitholders are entitled to distributions at a rate of 6% per year of unreturned capital of preferred units. Class B and B-1 Preferred Unitholders have accumulated $3,944 and $309, respectively, in unreturned preferred returns as of June 30, 2024 and $2,552 and $210, respectively, as of December 31, 2023.
Transactions
The Company continues to receive additional capital in connection with its Class B Preferred Unit capital raise which closed on January 26, 2024. The Company received $10,548 and $3,389 in cash during the six months ended June 30, 2024 and 2023 and issued 1,087,508 and 349,409 new Class B Preferred Units, respectively, at the issuance price of $9.6992 per share.